Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
September 30, 2023
VIPHI-NPRT3-1123
1.808795.119
Corporate Bonds - 86.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.2%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	3,658,000	3,511,680
3.375% 8/15/26	8,064,000	4,846,464
		8,358,144
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	1,046,000	606,680
TOTAL CONVERTIBLE BONDS		8,964,824
Nonconvertible Bonds - 85.1%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	250,000	219,933
5.875% 12/1/27	770,000	729,575
Bombardier, Inc. 7.875% 4/15/27 (b)	2,425,000	2,365,820
BWX Technologies, Inc. 4.125% 6/30/28 (b)	2,000,000	1,768,210
Howmet Aerospace, Inc.:
5.9% 2/1/27	684,000	671,952
6.875% 5/1/25	684,000	686,666
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	485,000	384,182
4.625% 3/1/28 (b)	1,735,000	1,514,985
Moog, Inc. 4.25% 12/15/27 (b)	110,000	99,321
TransDigm, Inc.:
4.625% 1/15/29	855,000	746,731
5.5% 11/15/27	3,970,000	3,721,875
6.25% 3/15/26 (b)	3,755,000	3,689,590
6.75% 8/15/28 (b)	1,100,000	1,082,937
7.5% 3/15/27	425,000	425,773
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	275,000	241,398
		18,348,948
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (b)	874,000	793,206
American Airlines, Inc. 7.25% 2/15/28 (b)	365,000	348,979
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,149,583	2,099,418
Forward Air Corp. 9.5% 10/15/31 (b)	1,535,000	1,533,926
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	262,500	260,085
Rand Parent LLC 8.5% 2/15/30 (b)	1,720,000	1,591,173
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,735,000	1,734,007
		8,360,794
Automotive - 0.5%
Ford Motor Co.:
6.1% 8/19/32	2,390,000	2,251,441
7.4% 11/1/46	290,000	290,876
Ford Motor Credit Co. LLC 3.625% 6/17/31	980,000	791,692
		3,334,009
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	205,000	203,344
Allison Transmission, Inc. 4.75% 10/1/27 (b)	167,000	154,116
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)	83,000	81,196
Dana, Inc.:
4.25% 9/1/30	167,000	134,034
5.375% 11/15/27	167,000	154,499
Ford Motor Co.:
3.25% 2/12/32	892,000	687,404
4.346% 12/8/26	167,000	160,112
4.75% 1/15/43	360,000	262,783
5.291% 12/8/46	145,000	110,250
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2659% 3/6/26 (c)(d)	995,000	993,374
2.3% 2/10/25	3,230,000	3,025,066
3.375% 11/13/25	517,000	479,681
3.815% 11/2/27	925,000	823,603
4% 11/13/30	350,000	292,318
4.125% 8/17/27	790,000	719,513
4.389% 1/8/26	705,000	665,400
4.95% 5/28/27	1,410,000	1,323,501
5.125% 6/16/25	355,000	343,648
6.95% 3/6/26	2,845,000	2,839,865
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	145,000	132,806
LCM Investments Holdings 8.25% 8/1/31 (b)	470,000	456,568
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	685,000	685,925
8.375% 5/1/28 (b)	735,000	745,106
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	205,000	205,513
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	845,000	813,910
6.875% 4/14/28 (b)	370,000	362,036
7.125% 4/14/30 (b)	370,000	362,539
		17,218,110
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	235,000	228,269
6.7% 2/14/33	1,465,000	1,271,752
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	560,000	481,185
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	295,000	222,779
UniCredit SpA:
5.861% 6/19/32 (b)(c)	342,000	311,275
7.296% 4/2/34 (b)(c)	863,000	812,973
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	280,000	216,259
7.875% 5/1/27 (b)	280,000	241,150
		3,785,642
Broadcasting - 1.7%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	1,895,000	1,876,694
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	5,215,000	104,300
DISH Network Corp. 11.75% 11/15/27 (b)	1,770,000	1,783,215
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	660,000	354,420
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	167,000	148,839
4% 7/15/28 (b)	2,920,000	2,492,419
4.125% 7/1/30 (b)	1,360,000	1,088,830
5.5% 7/1/29 (b)	410,000	362,637
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	951,500
5% 9/15/29	425,000	356,979
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,265,000	1,030,018
6.625% 6/1/27 (b)	890,000	828,881
8% 8/15/28 (b)	1,075,000	1,042,213
		12,420,945
Building Materials - 0.7%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,207,000	1,127,554
6.375% 6/15/30 (b)	300,000	288,135
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	495,000	489,431
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	825,000	799,516
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,270,000	1,041,483
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	780,000	673,845
6% 12/1/29 (b)	715,000	600,600
		5,020,564
Cable/Satellite TV - 3.6%
Block Communications, Inc. 4.875% 3/1/28 (b)	167,000	138,193
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	2,925,000	2,328,413
4.25% 1/15/34 (b)	1,370,000	1,008,701
4.5% 8/15/30 (b)	1,750,000	1,436,423
4.5% 5/1/32	2,885,000	2,264,286
4.5% 6/1/33 (b)	2,837,000	2,170,700
4.75% 2/1/32 (b)	1,975,000	1,580,000
5% 2/1/28 (b)	905,000	821,865
5.125% 5/1/27 (b)	2,334,000	2,174,626
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,500,000	1,703,594
4.125% 12/1/30 (b)	795,000	562,633
4.5% 11/15/31 (b)	345,000	244,184
4.625% 12/1/30 (b)	4,050,000	2,153,195
5.375% 2/1/28 (b)	1,930,000	1,571,236
5.75% 1/15/30 (b)	1,940,000	1,086,974
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	527,000	465,963
DISH DBS Corp.:
5.75% 12/1/28 (b)	1,760,000	1,353,000
5.875% 11/15/24	167,000	155,439
Dolya Holdco 18 DAC 5% 7/15/28 (b)	851,000	734,207
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	815,000	619,127
6.5% 9/15/28 (b)	900,000	472,500
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	900,000
Ziggo BV 4.875% 1/15/30 (b)	990,000	806,481
		26,751,740
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,277,000	1,112,146
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,050,000	1,038,294
6.05% 4/15/28 (b)	705,000	685,730
6.3% 2/15/30 (b)	705,000	681,010
Vertical Holdco GmbH 7.625% 7/15/28 (b)	935,000	850,985
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	3,410,000	3,125,362
		7,493,527
Chemicals - 4.0%
CVR Partners LP 6.125% 6/15/28 (b)	1,029,000	924,684
Element Solutions, Inc. 3.875% 9/1/28 (b)	645,000	556,627
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	670,000	489,100
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,040,000	947,562
LSB Industries, Inc. 6.25% 10/15/28 (b)	620,000	561,732
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,633,570
5.65% 12/1/44	2,267,000	1,825,425
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,135,000	883,436
4.875% 6/1/24 (b)	2,000,000	1,964,979
5% 5/1/25 (b)	530,000	499,286
5.25% 6/1/27 (b)	1,245,000	1,077,781
Nufarm Australia Ltd. 5% 1/27/30 (b)	1,480,000	1,306,100
Olin Corp. 5% 2/1/30	690,000	612,747
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	1,180,000	961,954
6.25% 10/1/29 (b)	1,250,000	965,897
9.75% 11/15/28 (b)	1,535,000	1,531,682
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	2,375,000	2,095,004
6.625% 5/1/29 (b)	1,125,000	964,020
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	905,000	826,916
The Chemours Co. LLC:
4.625% 11/15/29 (b)	515,000	414,293
5.375% 5/15/27	2,147,000	1,980,249
5.75% 11/15/28 (b)	1,745,000	1,514,485
Tronox, Inc. 4.625% 3/15/29 (b)	1,750,000	1,412,261
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	2,490,000	2,013,788
7.375% 3/1/31 (b)	295,000	285,998
		29,249,576
Consumer Products - 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	167,000	156,528
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,155,000	1,127,673
Mattel, Inc.:
3.375% 4/1/26 (b)	2,032,000	1,878,990
5.45% 11/1/41	290,000	239,200
5.875% 12/15/27 (b)	167,000	162,337
Newell Brands, Inc.:
4.7% 4/1/26	350,000	329,837
6% 4/1/46 (f)	290,000	214,896
6.375% 9/15/27	350,000	333,894
6.625% 9/15/29	380,000	361,606
The Scotts Miracle-Gro Co.:
4% 4/1/31	145,000	110,784
4.375% 2/1/32	220,000	165,153
TKC Holdings, Inc. 10.5% 5/15/29 (b)	100,000	83,375
		5,164,273
Containers - 1.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	1,190,000	898,123
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	1,479,000	1,234,308
5.25% 8/15/27 (b)	1,740,000	1,452,127
Ball Corp.:
2.875% 8/15/30	365,000	289,217
4.875% 3/15/26	1,060,000	1,018,007
6% 6/15/29	440,000	427,764
Berry Global, Inc. 4.875% 7/15/26 (b)	585,000	559,945
BWAY Holding Co.:
7.875% 8/15/26 (b)	1,095,000	1,056,386
9.25% 4/15/27 (b)	830,000	725,490
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	350,000	293,214
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	500,000	418,050
LABL, Inc.:
5.875% 11/1/28 (b)	205,000	184,032
6.75% 7/15/26 (b)	135,000	130,835
9.5% 11/1/28 (b)	135,000	138,375
10.5% 7/15/27 (b)	800,000	751,906
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	345,000	337,238
Sealed Air Corp. 5% 4/15/29 (b)	2,080,000	1,870,169
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	435,000	421,306
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	365,000	340,347
8.5% 8/15/27 (b)	655,000	601,402
		13,148,241
Diversified Financial Services - 3.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	685,000	671,336
Coinbase Global, Inc. 3.375% 10/1/28 (b)	690,000	497,033
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	2,975,000	2,863,957
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	690,000	683,102
8% 6/15/28 (b)	1,040,000	1,037,949
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)(g)	940,000	941,316
Hightower Holding LLC 6.75% 4/15/29 (b)	1,110,000	953,202
HTA Group Ltd. 7% 12/18/25 (b)	2,360,000	2,270,391
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,755,000	2,203,085
5.25% 5/15/27	500,000	438,750
6.25% 5/15/26	4,517,000	4,198,507
6.375% 12/15/25	810,000	770,505
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	372,000	313,226
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	820,000	662,400
LPL Holdings, Inc. 4.375% 5/15/31 (b)	365,000	312,240
MSCI, Inc.:
3.25% 8/15/33 (b)	925,000	711,925
3.625% 9/1/30 (b)	1,405,000	1,177,588
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,631,156
3.875% 9/15/28	2,625,000	2,106,937
6.875% 3/15/25	145,000	143,851
7.125% 3/15/26	2,750,000	2,694,534
		27,282,990
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,755,000	1,511,379
Cmg Media Corp. 8.875% 12/15/27 (b)	3,135,000	2,453,827
		3,965,206
Electric Utilities No Longer Use - 0.2%
FirstEnergy Corp.:
1.6% 1/15/26	167,000	150,176
2.05% 3/1/25	167,000	156,687
7.375% 11/15/31	167,000	182,240
Vistra Operations Co. LLC 7.75% 10/15/31 (b)	750,000	738,783
		1,227,886
Energy - 12.6%
Altus Midstream LP 5.875% 6/15/30 (b)	890,000	834,375
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	532,000	507,769
7.875% 5/15/26 (b)	532,000	535,788
Antero Resources Corp. 7.625% 2/1/29 (b)	167,000	169,247
Apache Corp.:
4.25% 1/15/30	612,000	543,894
5.1% 9/1/40	655,000	520,319
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,480,000	1,276,969
California Resources Corp. 7.125% 2/1/26 (b)	495,000	497,462
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	590,000	582,534
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	1,010,000	949,400
7% 1/15/32 (b)	780,000	769,246
7.75% 2/15/26 (b)	540,000	543,496
CGG SA 8.75% 4/1/27 (b)	855,000	764,785
Cheniere Energy Partners LP:
3.25% 1/31/32	1,410,000	1,120,665
4% 3/1/31	730,000	624,103
Cheniere Energy, Inc. 4.625% 10/15/28	167,000	153,548
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,535,000	1,515,838
8.375% 1/15/29 (b)	755,000	754,019
CNX Resources Corp.:
7.25% 3/14/27 (b)	268,000	264,459
7.375% 1/15/31 (b)	385,000	377,435
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	880,000	761,754
6.75% 3/1/29 (b)	1,180,000	1,085,473
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	4,198,000	4,023,518
5.75% 4/1/25	2,497,000	2,456,399
7.375% 2/1/31 (b)	725,000	738,376
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	920,000	862,003
5.625% 10/15/25 (b)	130,000	127,914
CVR Energy, Inc.:
5.25% 2/15/25 (b)	2,321,000	2,264,205
5.75% 2/15/28 (b)	1,334,000	1,207,268
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,255,000	2,060,095
DT Midstream, Inc.:
4.125% 6/15/29 (b)	935,000	808,814
4.375% 6/15/31 (b)	365,000	306,934
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	600,000	578,978
EnLink Midstream LLC:
5.625% 1/15/28 (b)	395,000	373,467
6.5% 9/1/30 (b)	660,000	640,221
EnLink Midstream Partners LP 4.85% 7/15/26	650,000	611,948
EQM Midstream Partners LP:
4% 8/1/24	670,000	653,002
4.75% 1/15/31 (b)	300,000	258,222
6% 7/1/25 (b)	85,000	83,680
6.5% 7/1/27 (b)	415,000	405,238
6.5% 7/15/48	150,000	131,911
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,220,000	1,135,417
Harvest Midstream I LP 7.5% 9/1/28 (b)	645,000	623,478
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	635,000	535,456
5.125% 6/15/28 (b)	2,465,000	2,267,345
5.5% 10/15/30 (b)	365,000	331,694
5.625% 2/15/26 (b)	1,710,000	1,652,288
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	1,350,000	1,242,058
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	745,000	751,519
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)	1,295,305	1,324,450
MEG Energy Corp. 7.125% 2/1/27 (b)	167,000	169,314
Mesquite Energy, Inc. 7.25% (b)(e)(i)	5,722,000	1
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,695,000	3,402,106
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,030,000	1,018,709
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,085,000	1,083,698
8.75% 6/15/31 (b)	345,000	347,588
Occidental Petroleum Corp.:
4.2% 3/15/48	360,000	249,390
4.4% 8/15/49	510,000	349,259
5.5% 12/1/25	1,310,000	1,292,869
5.55% 3/15/26	377,000	372,031
5.875% 9/1/25	2,955,000	2,939,989
6.125% 1/1/31	1,090,000	1,074,353
6.45% 9/15/36	840,000	824,825
6.625% 9/1/30	1,284,000	1,301,013
7.875% 9/15/31	375,000	405,788
7.95% 6/15/39	185,000	200,547
8.5% 7/15/27	1,100,000	1,177,902
8.875% 7/15/30	1,270,000	1,427,874
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	1,645,000	1,638,379
Range Resources Corp.:
4.875% 5/15/25	167,000	161,945
8.25% 1/15/29	167,000	171,213
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	250,000	215,713
4.95% 7/15/29 (b)	1,010,000	899,600
6.875% 4/15/40 (b)	385,000	337,530
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	580,000	590,510
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,407,000	1,410,518
SM Energy Co. 5.625% 6/1/25	690,000	675,303
Southwestern Energy Co. 4.75% 2/1/32	925,000	793,917
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	302,000	288,410
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	550,000	471,405
11.75% 10/1/28 (b)	745,000	717,393
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	544,160
5.875% 3/15/28	500,000	479,657
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	670,000	582,237
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	2,252,000	2,049,319
6% 12/31/30 (b)	3,930,000	3,469,050
6% 9/1/31 (b)	2,100,000	1,830,520
7.5% 10/1/25 (b)	2,794,000	2,786,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	730,000	653,824
Teine Energy Ltd. 6.875% 4/15/29 (b)	167,000	153,223
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	446,250	438,998
Transocean, Inc.:
7.5% 1/15/26 (b)	525,000	513,093
8% 2/1/27 (b)	1,275,000	1,227,188
8.75% 2/15/30 (b)	893,000	913,093
Valaris Ltd. 8.375% 4/30/30 (b)	1,320,000	1,320,990
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,305,000	1,939,607
4.125% 8/15/31 (b)	1,085,000	890,374
6.25% 1/15/30 (b)	935,000	891,868
Western Gas Partners LP:
3.1% 2/1/25	1,427,000	1,365,268
3.95% 6/1/25	365,000	350,300
5.25% 2/1/50	725,000	564,800
5.3% 3/1/48	365,000	285,018
5.5% 8/15/48	220,000	174,926
		93,041,439
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	340,000	330,606
Covanta Holding Corp. 4.875% 12/1/29 (b)	985,000	808,094
Darling Ingredients, Inc. 6% 6/15/30 (b)	510,000	482,834
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	705,000	668,257
5.125% 12/15/26 (b)	705,000	671,575
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,515,000	1,307,394
5.875% 6/30/29 (b)	1,535,000	1,236,046
Stericycle, Inc.:
3.875% 1/15/29 (b)	1,970,000	1,698,830
5.375% 7/15/24 (b)	325,000	320,806
		7,524,442
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	195,000	180,621
3.5% 3/15/29 (b)	1,662,000	1,416,997
4.875% 2/15/30 (b)	1,200,000	1,081,229
BellRing Brands, Inc. 7% 3/15/30 (b)	290,000	285,551
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	2,490,000	1,039,736
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	460,000	375,525
Parkland Corp. 4.625% 5/1/30 (b)	2,140,000	1,824,306
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)	242,000	242,605
		6,446,570
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,465,000	1,113,830
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	290,000	255,774
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	2,730,000	2,334,556
4.375% 1/31/32 (b)	365,000	305,774
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,650,000	1,425,333
5.5% 10/15/27 (b)	125,000	118,430
6.875% 5/1/25 (b)	167,000	166,791
Pilgrim's Pride Corp.:
3.5% 3/1/32	365,000	282,255
4.25% 4/15/31	457,000	381,314
5.875% 9/30/27 (b)	167,000	169,430
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,125,000	963,315
5.5% 12/15/29 (b)	1,655,000	1,500,223
5.75% 3/1/27 (b)	334,000	320,799
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	1,815,000	1,551,825
TreeHouse Foods, Inc. 4% 9/1/28	480,000	389,400
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	4,100,000	3,351,750
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	475,000	412,681
4.75% 2/15/29 (b)	1,285,000	1,148,492
7.25% 1/15/32 (b)	750,000	749,243
United Natural Foods, Inc. 6.75% 10/15/28 (b)	145,000	110,534
		17,051,749
Gaming - 2.4%
Affinity Gaming LLC 6.875% 12/15/27 (b)	2,425,000	2,055,865
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	1,210,000	1,193,438
7% 2/15/30 (b)	875,000	851,429
8.125% 7/1/27 (b)	1,700,000	1,708,104
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	1,485,000	1,478,729
Carnival Corp. 10.5% 6/1/30 (b)	1,230,000	1,266,740
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	2,470,000	2,231,443
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	1,847,000	1,565,333
6.75% 1/15/30 (b)	1,365,000	1,112,612
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	945,000	942,978
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	555,000	492,563
Las Vegas Sands Corp.:
2.9% 6/25/25	167,000	155,684
3.5% 8/18/26	167,000	151,976
Ontario Gaming GTA LP 8% 8/1/30 (b)	410,000	410,000
Station Casinos LLC 4.5% 2/15/28 (b)	750,000	654,248
Transocean, Inc. 7.25% 11/1/25 (b)	345,000	338,965
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	730,000	620,777
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	365,000	346,467
		17,577,351
Healthcare - 6.2%
1375209 BC Ltd. 9% 1/30/28 (b)	755,000	746,297
180 Medical, Inc. 3.875% 10/15/29 (b)	650,000	549,233
Amgen, Inc. 5.6% 3/2/43	805,000	748,395
AMN Healthcare 4% 4/15/29 (b)	420,000	356,396
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	830,000	709,376
4.625% 7/15/28 (b)	548,000	499,600
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)	1,695,000	1,501,109
Cano Health, Inc. 6.25% 10/1/28 (b)	335,000	148,346
Catalent Pharma Solutions 3.5% 4/1/30 (b)	830,000	683,356
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	660,000	565,931
4% 3/15/31 (b)	822,000	695,618
4.25% 5/1/28 (b)	290,000	260,065
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,405,000	1,702,067
5.25% 5/15/30 (b)	4,605,000	3,500,613
5.625% 3/15/27 (b)	3,150,000	2,701,801
6% 1/15/29 (b)	930,000	751,050
6.125% 4/1/30 (b)	1,365,000	694,444
6.875% 4/15/29 (b)	920,000	488,538
8% 3/15/26 (b)	745,000	710,038
8% 12/15/27 (b)	167,000	155,728
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,200,000	1,026,071
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	510,000	387,477
4.625% 6/1/30 (b)	2,795,000	2,295,034
Embecta Corp. 5% 2/15/30 (b)	620,000	483,600
Grifols SA 4.75% 10/15/28 (b)	935,000	800,697
HCA Holdings, Inc. 5.5% 6/15/47	725,000	618,831
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,275,000	1,098,253
Hologic, Inc. 3.25% 2/15/29 (b)	500,000	422,352
Humana, Inc. 5.875% 3/1/33	730,000	725,708
IQVIA, Inc. 6.5% 5/15/30 (b)	690,000	675,351
Jazz Securities DAC 4.375% 1/15/29 (b)	1,250,000	1,089,855
LifePoint Health, Inc. 11% 10/15/30 (b)(g)	1,840,000	1,840,000
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	450,000	322,875
Modivcare, Inc. 5.875% 11/15/25 (b)	245,000	232,887
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	855,000	707,605
3.875% 5/15/32 (b)	390,000	312,774
Mozart Borrower LP 3.875% 4/1/29 (b)	365,000	308,579
Option Care Health, Inc. 4.375% 10/31/29 (b)	205,000	177,069
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	2,265,000	1,968,078
5.125% 4/30/31 (b)	730,000	584,987
Owens & Minor, Inc. 4.5% 3/31/29 (b)	585,000	481,443
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	1,670,000	1,470,786
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	995,000	721,758
Teleflex, Inc. 4.25% 6/1/28 (b)	535,000	478,584
Tenet Healthcare Corp.:
4.25% 6/1/29	1,545,000	1,329,855
4.375% 1/15/30	1,660,000	1,427,806
4.625% 6/15/28	750,000	675,114
6.125% 10/1/28	1,240,000	1,164,050
6.125% 6/15/30	1,640,000	1,537,931
6.25% 2/1/27	1,195,000	1,156,274
6.75% 5/15/31 (b)	240,000	231,473
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	820,000	730,661
7.875% 9/15/29	210,000	212,699
8.125% 9/15/31	210,000	217,250
		46,081,768
Homebuilders/Real Estate - 3.4%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	543,200	490,238
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	565,000	476,783
Greystar Real Estate Partners 7.75% 9/1/30 (b)	345,000	340,819
Howard Hughes Corp.:
4.125% 2/1/29 (b)	555,000	444,000
4.375% 2/1/31 (b)	455,000	349,111
Kennedy-Wilson, Inc. 4.75% 2/1/30	975,000	727,462
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,877,000	1,797,178
4.625% 8/1/29	1,780,000	1,260,709
5% 10/15/27	5,847,000	4,530,411
5.25% 8/1/26	682,000	580,852
Railworks Holdings LP 8.25% 11/15/28 (b)	1,160,000	1,099,390
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	20,000	14,400
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	16,000	11,106
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	352,000	307,560
5.875% 6/15/27 (b)	167,000	158,764
TopBuild Corp. 4.125% 2/15/32 (b)	800,000	649,477
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	15,000	14,894
TRI Pointe Homes, Inc. 5.7% 6/15/28	140,000	128,462
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	5,020,000	4,099,243
6.5% 2/15/29 (b)	9,820,000	6,429,948
10.5% 2/15/28 (b)	1,455,000	1,425,104
		25,335,911
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	2,820,000	2,273,473
3.75% 5/1/29 (b)	295,000	255,118
4% 5/1/31 (b)	1,615,000	1,357,692
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,060,000	952,074
		4,838,357
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	290,000	243,689
7% 11/15/25 (b)	145,000	140,838
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	1,775,000	1,589,229
5.875% 11/1/29 (b)	840,000	727,456
6.75% 10/15/27 (b)	4,250,000	3,952,550
6.75% 4/15/28 (b)	365,000	352,245
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,230,000	1,953,991
AssuredPartners, Inc. 5.625% 1/15/29 (b)	795,000	688,252
HUB International Ltd.:
7% 5/1/26 (b)	480,000	478,945
7.25% 6/15/30 (b)	2,210,000	2,205,956
		12,333,151
Leisure - 2.7%
Carnival Corp.:
5.75% 3/1/27 (b)	2,095,000	1,896,077
6% 5/1/29 (b)	1,310,000	1,114,696
6.65% 1/15/28	175,000	156,013
7% 8/15/29 (b)	1,535,000	1,513,551
7.625% 3/1/26 (b)	2,880,000	2,801,618
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	195,000	161,850
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	965,000	794,169
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	525,000	484,703
7.75% 2/15/29 (b)	1,920,000	1,781,216
NCL Finance Ltd. 6.125% 3/15/28 (b)	370,000	326,525
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	2,390,000	2,191,476
5.375% 7/15/27 (b)	875,000	809,814
5.5% 8/31/26 (b)	2,375,000	2,241,763
5.5% 4/1/28 (b)	1,850,000	1,697,071
7.25% 1/15/30 (b)	365,000	361,749
Viking Cruises Ltd. 9.125% 7/15/31 (b)	760,000	760,350
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	370,000	334,850
Voc Escrow Ltd. 5% 2/15/28 (b)	510,000	463,849
		19,891,340
Metals/Mining - 1.3%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	460,000	457,709
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	145,000	123,475
Constellium NV 5.875% 2/15/26 (b)	334,000	326,205
Eldorado Gold Corp. 6.25% 9/1/29 (b)	350,000	301,833
ERO Copper Corp. 6.5% 2/15/30 (b)	2,015,000	1,739,227
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,238,000	2,134,828
8.625% 6/1/31 (b)	260,000	258,747
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	365,000	300,331
4.5% 9/15/27 (b)	422,000	381,910
Howmet Aerospace, Inc. 5.95% 2/1/37	290,000	272,291
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	500,000	467,788
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	790,000	775,026
9.25% 10/1/28 (b)	675,000	681,750
Novelis Corp.:
3.25% 11/15/26 (b)	205,000	183,085
3.875% 8/15/31 (b)	340,000	271,519
PMHC II, Inc. 9% 2/15/30 (b)	1,185,000	943,073
		9,618,797
Paper - 0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,420,000	1,111,251
6% 6/15/27 (b)	1,155,000	1,111,360
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,995,000	1,854,926
8.75% 4/15/30 (b)	1,445,000	1,239,318
Mercer International, Inc. 5.125% 2/1/29	475,000	374,543
SPA Holdings 3 OY 4.875% 2/4/28 (b)	1,270,000	1,055,580
		6,746,978
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	940,000	821,325
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	680,000	575,239
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	580,000	520,283
4% 10/15/30 (b)	3,200,000	2,659,116
5.75% 4/15/25 (b)	297,000	294,722
Garden SpinCo Corp. 8.625% 7/20/30 (b)	335,000	349,692
Yum! Brands, Inc.:
3.625% 3/15/31	365,000	300,408
4.625% 1/31/32	1,985,000	1,719,808
4.75% 1/15/30 (b)	167,000	150,003
5.375% 4/1/32	290,000	265,154
		6,259,186
Services - 5.1%
ADT Corp. 4.125% 8/1/29 (b)	895,000	756,731
AECOM 5.125% 3/15/27	487,000	461,240
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	1,265,000	943,042
9.75% 7/15/27 (b)	915,000	818,389
APX Group, Inc.:
5.75% 7/15/29 (b)	690,000	581,406
6.75% 2/15/27 (b)	837,000	803,710
Aramark Services, Inc. 6.375% 5/1/25 (b)	1,615,000	1,640,743
ASGN, Inc. 4.625% 5/15/28 (b)	635,000	566,506
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	1,365,000	1,133,219
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	2,678,000	2,399,220
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	3,090,000	3,094,759
CoreCivic, Inc.:
4.75% 10/15/27	1,240,000	1,090,408
8.25% 4/15/26	880,000	892,839
CoreLogic, Inc. 4.5% 5/1/28 (b)	955,000	724,635
Fair Isaac Corp.:
4% 6/15/28 (b)	1,322,000	1,181,971
5.25% 5/15/26 (b)	167,000	161,509
Gartner, Inc.:
3.625% 6/15/29 (b)	200,000	171,095
3.75% 10/1/30 (b)	287,000	240,851
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	3,535,000	3,432,520
Iron Mountain, Inc. 4.5% 2/15/31 (b)	365,000	300,199
Korn Ferry 4.625% 12/15/27 (b)	337,000	310,040
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	965,000	945,700
Life Time, Inc. 8% 4/15/26 (b)	1,030,000	1,011,975
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	1,410,000	1,276,490
PowerTeam Services LLC 9.033% 12/4/25 (b)	490,000	452,025
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	705,000	683,969
Service Corp. International:
4% 5/15/31	582,000	477,811
4.625% 12/15/27	167,000	154,766
5.125% 6/1/29	365,000	337,443
Sotheby's 7.375% 10/15/27 (b)	810,000	745,539
The GEO Group, Inc.:
9.5% 12/31/28 (b)	1,315,000	1,286,846
10.5% 6/30/28	220,000	220,574
TriNet Group, Inc. 3.5% 3/1/29 (b)	1,930,000	1,625,413
Uber Technologies, Inc. 4.5% 8/15/29 (b)	4,462,000	3,988,389
United Rentals North America, Inc. 6% 12/15/29 (b)	365,000	355,314
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,028,000	1,893,645
		37,160,931
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	440,000	367,864
4.125% 1/15/30	940,000	818,326
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	912,000	784,468
		1,970,658
Super Retail - 2.0%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	363,636
Carvana Co.:
4.875% 9/1/29 (b)	1,170,000	691,412
5.5% 4/15/27 (b)	622,000	441,620
5.875% 10/1/28 (b)	305,000	184,525
9% 12/1/28 pay-in-kind (b)(c)	352,000	276,433
9% 6/1/30 pay-in-kind (b)(c)	530,000	413,400
9% 6/1/31 pay-in-kind (b)(c)	628,000	491,536
10.25% 5/1/30 (b)	85,000	66,300
EG Global Finance PLC:
6.75% 2/7/25 (b)	2,004,000	1,968,930
8.5% 10/30/25 (b)	3,416,000	3,373,300
Hanesbrands, Inc. 4.875% 5/15/26 (b)	167,000	153,099
LBM Acquisition LLC 6.25% 1/15/29 (b)	1,295,000	1,061,900
Levi Strauss & Co. 3.5% 3/1/31 (b)	410,000	324,234
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	810,000	646,461
7.875% 5/1/29 (b)	620,000	404,765
Nordstrom, Inc.:
4.25% 8/1/31	950,000	688,964
4.375% 4/1/30	635,000	488,506
Sally Holdings LLC 5.625% 12/1/25	775,000	755,267
The William Carter Co. 5.625% 3/15/27 (b)	167,000	160,612
Under Armour, Inc. 3.25% 6/15/26	334,000	299,781
Wolverine World Wide, Inc. 4% 8/15/29 (b)	1,855,000	1,375,019
		14,629,700
Technology - 7.2%
Acuris Finance U.S. 5% 5/1/28 (b)	3,345,000	2,751,263
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	450,000	376,428
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	2,525,000	2,263,031
Block, Inc.:
2.75% 6/1/26	532,000	478,480
3.5% 6/1/31	1,652,000	1,297,747
Broadcom, Inc.:
2.45% 2/15/31 (b)	1,325,000	1,035,627
2.6% 2/15/33 (b)	1,015,000	756,869
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	400,000	346,280
4.875% 7/1/29 (b)	405,000	345,201
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,680,000	1,485,676
9% 9/30/29 (b)	3,160,000	2,746,043
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,495,000	1,489,468
Coherent Corp. 5% 12/15/29 (b)	1,990,000	1,725,410
CommScope, Inc.:
4.75% 9/1/29 (b)	825,000	606,824
6% 3/1/26 (b)	1,015,000	947,228
Elastic NV 4.125% 7/15/29 (b)	1,195,000	1,017,728
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	1,705,000	1,532,809
5.95% 6/15/30 (b)	2,980,000	2,763,524
Entegris, Inc. 3.625% 5/1/29 (b)	630,000	535,009
Gartner, Inc. 4.5% 7/1/28 (b)	1,470,000	1,341,102
Gen Digital, Inc.:
5% 4/15/25 (b)	685,000	669,144
7.125% 9/30/30 (b)	340,000	334,943
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	1,232,000	1,036,547
5.25% 12/1/27 (b)	322,000	303,741
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	675,000	639,563
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	2,823,000	2,461,430
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	220,000	173,606
4.125% 8/1/30 (b)	847,000	698,911
5% 12/15/27 (b)	167,000	154,027
MicroStrategy, Inc. 6.125% 6/15/28 (b)	1,910,000	1,696,347
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,282,000	1,135,108
Open Text Corp. 3.875% 12/1/29 (b)	1,020,000	838,459
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,465,000	1,225,621
4.125% 12/1/31 (b)	1,110,000	885,641
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	1,695,000	791,264
5.375% 12/1/28 (b)	2,487,000	834,003
Roblox Corp. 3.875% 5/1/30 (b)	1,955,000	1,568,719
Seagate HDD Cayman:
5.75% 12/1/34	755,000	637,693
8.25% 12/15/29 (b)	345,000	354,314
8.5% 7/15/31 (b)	415,000	425,700
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,773,808
5% 10/1/25 (b)	145,000	140,569
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	365,000	295,404
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	270,000	254,783
TTM Technologies, Inc. 4% 3/1/29 (b)	3,020,000	2,504,557
Uber Technologies, Inc.:
7.5% 5/15/25 (b)	1,835,000	1,846,469
8% 11/1/26 (b)	2,220,000	2,246,096
VM Consolidated, Inc. 5.5% 4/15/29 (b)	1,245,000	1,120,505
		52,888,719
Telecommunications - 5.1%
Altice Financing SA:
5% 1/15/28 (b)	685,000	584,910
5.75% 8/15/29 (b)	4,565,000	3,743,168
Altice France Holding SA 6% 2/15/28 (b)	1,740,000	860,301
Altice France SA:
5.125% 1/15/29 (b)	2,490,000	1,769,444
5.5% 1/15/28 (b)	1,615,000	1,238,830
5.5% 10/15/29 (b)	15,000	10,792
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	4,185,000	3,665,516
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	455,000	379,925
5.625% 9/15/28 (b)	360,000	276,276
Consolidated Communications, Inc. 5% 10/1/28 (b)	535,000	397,238
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,360,000	1,161,199
5.875% 10/15/27 (b)	940,000	854,900
5.875% 11/1/29	1,430,000	1,043,953
8.75% 5/15/30 (b)	955,000	906,749
IHS Netherlands Holdco BV 8% 9/18/27 (b)	415,000	345,940
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	1,895,000	1,680,569
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	675,000	542,360
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	340,000	190,400
4.25% 7/1/28 (b)	2,325,000	1,448,552
10.5% 5/15/30 (b)	2,370,000	2,385,614
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,275,000	1,620,938
5.125% 1/15/28 (b)	261,000	219,436
Sable International Finance Ltd. 5.75% 9/7/27 (b)	464,000	419,340
SBA Communications Corp.:
3.125% 2/1/29	372,000	310,275
3.875% 2/15/27	167,000	153,018
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	988,156
7.2% 7/18/36	845,000	751,805
7.721% 6/4/38	235,000	215,025
Uniti Group, Inc. 6% 1/15/30 (b)	4,060,000	2,578,100
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,830,000	3,162,704
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	415,000	330,800
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,710,000	1,359,048
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	1,600,000	1,187,017
6.125% 3/1/28 (b)	1,020,000	655,574
		37,437,872
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (b)	477,000	369,053
4.25% 3/15/29 (b)	167,000	138,171
Foot Locker, Inc. 4% 10/1/29 (b)	440,000	317,350
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	335,000	276,816
Victoria's Secret & Co. 4.625% 7/15/29 (b)	505,000	366,085
		1,467,475
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,025,000	1,006,519
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	595,000	488,018
Seaspan Corp. 5.5% 8/1/29 (b)	2,790,000	2,238,709
XPO, Inc.:
6.25% 6/1/28 (b)	205,000	198,348
7.125% 6/1/31 (b)	345,000	339,834
		4,271,428
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,525,000	1,202,918
3.75% 1/15/32 (b)	170,000	132,155
4.75% 3/15/28 (b)	585,000	523,200
DPL, Inc.:
4.125% 7/1/25	896,000	848,960
4.35% 4/15/29	120,000	99,199
EnLink Midstream Partners LP 4.15% 6/1/25	335,000	319,776
FirstEnergy Corp. 3.4% 3/1/50	1,460,000	907,462
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,132,000	1,103,125
NRG Energy, Inc.:
3.375% 2/15/29 (b)	1,535,000	1,242,410
3.625% 2/15/31 (b)	525,000	398,294
5.25% 6/15/29 (b)	1,405,000	1,240,276
6.625% 1/15/27	334,000	327,170
PG&E Corp.:
5% 7/1/28	2,715,000	2,459,191
5.25% 7/1/30	4,230,000	3,676,131
Pike Corp. 5.5% 9/1/28 (b)	2,615,000	2,287,813
Vistra Operations Co. LLC:
5% 7/31/27 (b)	167,000	153,538
5.5% 9/1/26 (b)	817,000	779,084
5.625% 2/15/27 (b)	1,455,000	1,379,736
		19,080,438
TOTAL NONCONVERTIBLE BONDS		625,823,275
TOTAL CORPORATE BONDS (Cost $714,479,920)		634,788,099

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2475% 6/15/38 (b)(c)(d)	553,329	527,239
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1145% 11/15/38 (b)(c)(d)	747,000	717,008
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)	475,000	420,995
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6475% 7/15/38 (b)(c)(d)	1,111,000	1,055,235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,736,256)		2,720,477

Common Stocks - 1.7%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	7,500	739,425
Capital Goods - 0.1%
Regal Rexnord Corp.	6,000	857,280
Energy - 1.2%
California Resources Corp. warrants 10/27/24 (j)	1,768	37,676
Mesquite Energy, Inc. (i)(j)	82,533	7,044,998
New Fortress Energy, Inc.	43,900	1,439,042
TOTAL ENERGY		8,521,716
Healthcare - 0.1%
Centene Corp. (j)	16,800	1,157,184
Technology - 0.1%
Coherent Corp. (j)	21,200	691,968
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (i)(j)	1	0
GTT Communications, Inc. (i)	23,507	669,244
TOTAL TELECOMMUNICATIONS		669,244
TOTAL COMMON STOCKS (Cost $8,210,967)		12,636,817

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4297% 8/24/26 (c)(d)(k)	1,131,410	569,472
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(k)	2,551,051	49,746
TOTAL BROADCASTING		619,218
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (c)(d)(k)	1,334,078	1,096,906
Chemicals - 0.2%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (c)(d)(k)	1,220,775	1,174,483
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	1,034,523	1,024,912
Energy - 0.3%
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (c)(d)(k)	824,322	787,228
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.1645% 2/5/25 (c)(d)(k)	238,566	237,970
CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/5/25 (c)(d)(k)	389,673	389,186
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (c)(d)(i)(k)	555,386	527,617
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(i)(k)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(i)(k)	658,000	0
TOTAL ENERGY		1,942,001
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 11/23/27 (c)(d)(k)	1,472,524	938,322
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/8/27 (c)(d)(k)	73,481	72,562
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (c)(d)(k)	530,906	517,134
TOTAL HEALTHCARE		1,528,018
Homebuilders/Real Estate - 0.0%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(i)(k)	313,336	303,152
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8306% 11/6/27 (c)(d)(k)	128,867	128,585
Leisure - 0.7%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 7/21/28 (c)(d)(k)	3,366,047	3,345,010
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (c)(d)(k)	1,531,852	1,505,044
TOTAL LEISURE		4,850,054
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (c)(d)(k)	207,276	204,227
Services - 1.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4161% 12/20/29 (c)(d)(k)	30,000	30,150
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/21/28 (c)(d)(k)	340,688	339,897
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 12/21/28 (c)(d)(k)	402,059	401,810
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4% 12/21/28 (c)(d)(k)(l)	77,037	76,989
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1661% 12/10/29 (c)(d)(k)	130,000	110,445
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/10/28 (c)(d)(k)	1,282,162	1,220,657
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(k)	395,000	384,260
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/2/28 (c)(d)(k)	1,553,114	1,432,095
Finastra U.S.A., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(i)(k)	2,027,645	1,987,092
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (c)(d)(k)	2,314,200	2,077,966
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (c)(d)(k)	2,030,470	1,750,651
TOTAL SERVICES		9,812,012
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (c)(d)(k)	1,541,407	1,536,182
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (c)(d)(k)	3,163,420	3,082,531
TOTAL SUPER RETAIL		4,618,713
Technology - 0.8%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (c)(d)(k)	1,174,328	1,150,477
DH Corp./Societe 1LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(i)(k)	47,355	46,408
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8161% 10/7/27 (c)(d)(k)	416,810	415,510
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (c)(d)(k)	1,520,143	1,514,609
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (c)(d)(k)	2,110,000	2,104,725
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 8/27/25 (c)(d)(k)	458,886	458,395
TOTAL TECHNOLOGY		5,690,124
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (c)(d)(k)	989,489	585,451
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 12/30/27 (c)(d)(k)	1,218,649	1,041,945
TOTAL TELECOMMUNICATIONS		1,627,396
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6806% 4/16/28 (c)(d)(k)	448,852	442,038
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 6/23/25 (c)(d)(k)	2,133,049	2,131,577
TOTAL BANK LOAN OBLIGATIONS (Cost $41,589,999)		37,193,416

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	760,000	739,079
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(m)	1,120,000	768,589
4.7% (c)(m)	1,110,000	695,078
Bank of America Corp. 5.875% (c)(m)	1,360,000	1,233,740
JPMorgan Chase & Co.:
4.6% (c)(m)	980,000	916,780
6.1% (c)(m)	1,360,000	1,343,985
Wells Fargo & Co.:
5.9% (c)(m)	745,000	730,067
7.625% (c)(m)	385,000	388,108
TOTAL BANKS & THRIFTS		6,076,347
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(m)	870,000	613,847
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(m)	2,525,000	2,360,318
TOTAL PREFERRED SECURITIES (Cost $9,491,226)		9,789,591

Other - 1.4%
	Shares	Value ($)
Other - 1.4%
Fidelity Private Credit Central Fund LLC (h) (Cost $9,870,808)	992,296	10,111,476

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n) (Cost $8,735,523)	8,733,777	8,735,523

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $795,114,699)	715,975,399
NET OTHER ASSETS (LIABILITIES) - 2.7%	19,658,266
NET ASSETS - 100.0%	735,633,665

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $500,076,969 or 68.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,435,926 or 1.6% of net assets.

(i)	Level 3 security
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $77,037 and $76,989, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/23/22 - 9/11/23	9,870,800

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,269,399

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	46,606,159	182,087,062	219,957,698	1,146,199	-	-	8,735,523	0.0%
Fidelity Private Credit Central Fund LLC	7,033,396	2,796,219	-	760,239	12,341	269,520	10,111,476	1.5%
Fidelity Securities Lending Cash Central Fund 5.39%	-	11,222,275	11,222,275	86	-	-	-	0.0%
Total	53,639,555	196,105,556	231,179,973	1,906,524	12,341	269,520	18,846,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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